Document and Entity Information	Oct. 05, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001768446
Document Type	8-K
Document Period End Date	Oct. 05, 2022
Entity Registrant Name	ELIEM THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40708
Entity Tax Identification Number	83-2273741
Entity Address, Address Line One	23515 NE Novelty Hill Road
Entity Address, Address Line Two	Suite B221#125
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98053
City Area Code	(425)
Local Phone Number	276-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ELYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false